Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	3 Months Ended				5 Months Ended	11 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Change In The Fair Value Of The Derivative Warrant Liabilities Abstract
Derivative warrant liabilities at February 2, 2021			$ 17,140,250
Issuance of Public and Private Placement Warrants					21,160,000	21,160,000
Loss upon issuance of Private Placement Warrants					2,175,000	2,175,000
Transfer of Public Warrants to Level 1				$ (11,471,250)		(11,471,250)
Change in fair value of derivative warrant liabilities	$ (1,067,110)	$ 3,481,460	$ 10,305,950	$ (2,985,510)	$ (3,505,250)	5,276,500
Derivative warrant liabilities at December 31, 2021						$ 17,140,250